UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP CORE FUND

FORM N-Q

JULY 31, 2014

CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 3.0%
Autoliv Inc.	230,000	$22,887,300
Goodyear Tire & Rubber Co.	850,000	21,394,500

Total Auto Components		44,281,800

Hotels, Restaurants & Leisure - 1.4%
Wynn Resorts Ltd.	95,000	20,254,000

Household Durables - 2.4%
Mohawk Industries Inc.	155,000	19,339,350	*
Toll Brothers Inc.	500,000	16,345,000	*

Total Household Durables		35,684,350

Leisure Products - 1.6%
Polaris Industries Inc.	165,000	24,344,100

Media - 1.2%
Sinclair Broadcast Group Inc.	525,000	16,962,750

Specialty Retail - 6.9%
Foot Locker Inc.	660,000	31,369,800
Ross Stores Inc.	316,000	20,350,400
Signet Jewelers Ltd.	350,000	35,626,500
Tractor Supply Co.	250,000	15,542,500

Total Specialty Retail		102,889,200

Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands Inc.	340,000	33,221,400

TOTAL CONSUMER DISCRETIONARY		277,637,600

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.4%
Casey’s General Stores Inc.	325,000	21,505,250

Food Products - 1.4%
Post Holdings Inc.	460,000	20,663,200	*

TOTAL CONSUMER STAPLES		42,168,450

ENERGY - 6.2%
Energy Equipment & Services - 2.7%
Cameron International Corp.	325,000	23,045,750	*
Oil States International Inc.	280,000	17,161,200	*

Total Energy Equipment & Services		40,206,950

Oil, Gas & Consumable Fuels - 3.5%
Newfield Exploration Co.	770,000	31,031,000	*
Stone Energy Corp.	560,000	21,308,000	*

Total Oil, Gas & Consumable Fuels		52,339,000

TOTAL ENERGY		92,545,950

FINANCIALS - 16.8%
Banks - 4.5%
CIT Group Inc.	510,000	25,046,100
M&T Bank Corp.	165,000	20,047,500
Signature Bank	190,000	21,734,100	*

Total Banks		66,827,700

Capital Markets - 2.8%
Greenhill & Co. Inc.	275,000	12,586,750
Lazard Ltd., Class A	550,000	28,765,000

Total Capital Markets		41,351,750

Consumer Finance - 1.7%
Navient Corp.	1,000,000	17,200,000

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Consumer Finance - (continued)
SLM Corp.	1,000,000	$8,860,000

Total Consumer Finance		26,060,000

Insurance - 3.6%
Arch Capital Group Ltd.	370,000	19,776,500	*
Axis Capital Holdings Ltd.	500,000	21,575,000
Brown & Brown Inc.	400,000	12,312,000

Total Insurance		53,663,500

Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities Inc.	245,000	19,257,000
Liberty Property Trust	515,000	18,112,550
Starwood Property Trust Inc.	1,050,000	24,780,000

Total Real Estate Investment Trusts (REITs)		62,149,550

TOTAL FINANCIALS		250,052,500

HEALTH CARE - 13.9%
Biotechnology - 2.7%
Alkermes PLC	435,000	18,600,600	*
BioMarin Pharmaceutical Inc.	350,000	21,637,000	*

Total Biotechnology		40,237,600

Health Care Equipment & Supplies - 4.1%
Cooper Cos. Inc.	100,000	16,088,000
Teleflex Inc.	180,000	19,393,200
Zimmer Holdings Inc.	260,000	26,018,200

Total Health Care Equipment & Supplies		61,499,400

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	315,000	24,226,650
Humana Inc.	205,000	24,118,250
Mednax Inc.	560,000	33,140,800	*

Total Health Care Providers & Services		81,485,700

Life Sciences Tools & Services - 1.6%
Agilent Technologies Inc.	425,000	23,838,250

TOTAL HEALTH CARE		207,060,950

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.5%
Rockwell Collins Inc.	300,000	21,981,000

Commercial Services & Supplies - 2.8%
Cintas Corp.	450,000	28,170,000
Civeo Corp.	560,000	14,224,000	*

Total Commercial Services & Supplies		42,394,000

Electrical Equipment - 2.3%
EnerSys	230,000	14,588,900
Rockwell Automation Inc.	180,000	20,098,800

Total Electrical Equipment		34,687,700

Machinery - 5.6%
Allison Transmission Holdings Inc.	720,000	21,081,600
Joy Global Inc.	345,000	20,444,700
Lincoln Electric Holdings Inc.	260,000	17,274,400
Snap-on Inc.	200,000	24,040,000

Total Machinery		82,840,700

Professional Services - 2.2%
Towers Watson & Co., Class A Shares	320,000	32,646,400

TOTAL INDUSTRIALS		214,549,800

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment, Instruments & Components - 4.5%
CDW Corp.	865,000	$26,719,850
FEI Co.	252,400	19,333,840
IPG Photonics Corp.	325,000	21,888,750	*

Total Electronic Equipment, Instruments & Components		67,942,440

IT Services - 1.7%
Alliance Data Systems Corp.	96,000	25,179,840	*

Semiconductors & Semiconductor Equipment - 0.8%
Xilinx Inc.	290,000	11,927,700

Software - 6.7%
Amdocs Ltd.	620,000	28,110,800
Autodesk Inc.	340,000	18,139,000	*
Check Point Software Technologies Ltd.	425,000	28,844,750	*
CommVault Systems Inc.	235,000	11,284,700	*
Mentor Graphics Corp.	685,000	13,528,750

Total Software		99,908,000

Technology Hardware, Storage & Peripherals - 1.9%
Seagate Technology PLC	475,000	27,835,000

TOTAL INFORMATION TECHNOLOGY		232,792,980

MATERIALS - 7.3%
Chemicals - 3.1%
Methanex Corp.	345,000	22,449,150
Rockwood Holdings Inc.	300,000	23,682,000

Total Chemicals		46,131,150

Containers & Packaging - 4.2%
Crown Holdings Inc.	680,000	31,654,000	*
Owens-Illinois Inc.	1,000,000	31,190,000	*

Total Containers & Packaging		62,844,000

TOTAL MATERIALS		108,975,150

UTILITIES - 2.8%
Electric Utilities - 2.8%
Northeast Utilities	470,000	20,633,000
Portland General Electric Co.	675,000	21,552,750

TOTAL UTILITIES		42,185,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,051,101,595)		1,467,969,130

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $16,489,555; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $16,819,322)	0.050%	8/1/14	$16,489,532	16,489,532

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $6,013,483; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $6,193,873)	0.090%	8/1/14	6,013,468	6,013,468

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,503,000)				22,503,000

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
TOTAL INVESTMENTS - 100.0% (Cost - $1,073,604,595#)		1,490,472,130
Liabilities in Excess of Other Assets - (0.0)%		(739,918)

TOTAL NET ASSETS - 100.0%		$1,489,732,212

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,467,969,130	—	—	$1,467,969,130
Short-term investments†	—	$22,503,000	—	22,503,000

Total investments	$1,467,969,130	$22,503,000	—	$1,490,472,130

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$441,191,350
Gross unrealized depreciation	(24,323,815)

Net unrealized appreciation	$416,867,535

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 24, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 24, 2014